INCOME TAXES (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Tax expense (benefit)
Current Tax		155,496	127,439	72,395
Deferred taxes	(6,832)	(42,391)	(22,619)	(18,226)
Total	18,229	113,105	104,820	54,169
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit	2.00%	2.00%	3.00%	3.00%
Effect of different tax rate of group entities operating in other jurisdictions			(1.00%)	1.00%
Effect of change in valuation allowance	3.00%	3.00%	3.00%	6.00%
Effect of tax holiday	(3.00%)	(3.00%)	(3.00%)	(12.00%)
Effective tax rate	27.00%	27.00%	27.00%	23.00%
Aggregate amount and per share effect of the tax holidays
Aggregate amount		9,131	12,721	28,139
Per share effect - basic (in RMB per share)		0.04	0.05	0.12
Per share effect - diluted (in RMB per share)		0.04	0.05	0.11